Shareholders' Capital	12 Months Ended
Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Abstract]
Shareholders' Capital

NOTE 17. SHAREHOLDERS’ CAPITAL

(a) Authorized	–	unlimited number of voting common shares
	–	unlimited number of preferred shares, issuable in series, limited to an amount equal to one half of the issued and outstanding common shares

(b) Issued

Common shares	Number	Amount
Balance, December 31, 2016 and 2017	293,238,858	$2,319,293
Issued on redemption of non-management directors' DSUs	476,978	$2,609
Options exercised – cash consideration	66,000	275
– reclassification from contributed surplus	—	103
Balance, December 31, 2018	293,781,836	$2,322,280